Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Bonds with call features	$ 7,155.0	$ 3,415.4
Bonds with put features	1.3	2.6
Bonds with call and put features	1,075.8	952.7
Notional amount	8,849.0	7,261.0
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	330.8	$ 846.5
Bonds, U.S. treasury
Disclosure of financial assets [line items]
Net proceeds	2,521.5
Bonds, Canadian government
Disclosure of financial assets [line items]
Net proceeds	626.0
Bonds, U.S. Corporate
Disclosure of financial assets [line items]
Purchase of available-for-sale financial assets	$ 2,071.9